INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES - GEOGRAPHIC DISTRIBUTION (Details 2) (Excess Mortgage Servicing Rights Investees)	Jun. 30, 2013
Total outstanding (percent)	100.00%	[1]
California
Total outstanding (percent)	13.60%	[1]
Florida
Total outstanding (percent)	8.30%	[1]
Georgia
Total outstanding (percent)	5.80%	[1]
Texas
Total outstanding (percent)	5.60%	[1]
New York
Total outstanding (percent)	5.50%	[1]
Illinois
Total outstanding (percent)	4.50%	[1]
Massachusetts
Total outstanding (percent)	3.50%	[1]
New Jersey
Total outstanding (percent)	3.30%	[1]
Washington
Total outstanding (percent)	3.00%	[1]
Virginia
Total outstanding (percent)	3.00%	[1]
Other US Locations
Total outstanding (percent)	44.00%	[1]

[1]	(A) Based on the information provided by the loan servicer as of June 30, 2013.